Employee benefits - Defined benefits plan (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Employee benefits
Total present value of benefit obligations (PBO)	$ 755,945	$ 636,202	$ 500,072
Plan assets at fair value	(163,651)	(148,392)	(197,254)	$ (259,245)
Projected liability, net	592,294	487,810	302,818
Present value of unfunded obligations
Disclosure of Employee benefits
Total present value of benefit obligations (PBO)	592,294	487,810	302,818
Present value of funded obligations
Disclosure of Employee benefits
Total present value of benefit obligations (PBO)	$ 163,651	$ 148,392	$ 197,254